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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
                                              -----------------

Check here if Amendment [  ]; Amendment Number:
                                               ----------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Relational Investors LLC
          ---------------------------------
Address:  12400 High Bluff Drive, Suite 600
          ---------------------------------
          San Diego, CA 92130
          ---------------------------------

13F File Number:  028-06854
                 ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay N. Sitlani
          ---------------------------------
Title:    Director of Operations
          ---------------------------------
Phone:    858-704-3336
          ---------------------------------

Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 05/12/06


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                         ---
Form 13F Information Table Entry Total:   16
                                         ---
Form 13F Information Table Value Total:  $7,105,303
                                         ----------

Confidential information has been omitted from the public Form 13F and filed seperately with the Commission.

List of Other Included Managers:
NONE



                           FORM 13F INFORMATION TABLE

                                TITLE                VALUE      SHARES/   SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS   CUSIP     (X$1000)     PRN AMT   PRN CALL DSCRETN   MANAGERS    SOLE    SHARED   NONE
--------------------          -------- ---------   --------    --------   --- ---- -------   --------    ----    ------   ----
ConAgra Foods, Inc.              COM   205887102    $230,510  10,741,400  SH       SOLE               10,741,400
Prudential Financial, Inc.       COM   744320102  $1,319,849  17,409,955  SH       SOLE               17,409,955
Prudential Financial, Inc.       COM   744320102    $292,016   3,851,950  SH       OTHER                                  3,851,950
National Semiconductor Corp.     COM   637640103    $970,864  34,872,989  SH       SOLE               34,872,989
Baxter International Inc.        COM   071813109  $1,010,972  26,049,261  SH       SOLE               26,049,261
Baxter International Inc.        COM   071813109    $199,217   5,133,140  SH       OTHER                                  5,133,140
Con-way Inc.                     COM   205944101    $249,656   4,999,116  SH       SOLE                4,999,116
CA, Inc.                         COM   12673P105    $722,862  26,566,054  SH       SOLE               26,566,054
CA, Inc.                         COM   12673P105     $74,828   2,750,000  SH       OTHER                                  2,750,000
Sovereign Bancorp Inc.           COM   845905108    $656,781  29,976,294  SH       SOLE               29,976,294
Ceridian Corp.                   COM   156779100    $177,498   6,974,393  SH       SOLE                6,974,393
Cendant Corp.                    COM   151313103    $116,238   6,699,618  SH       SOLE                6,699,618
Tyco International Ltd.          COM   902124106    $297,339  11,061,705  SH       SOLE               11,061,705
Freescale Semi, Inc. CL B        COM   35687M206    $125,753   4,528,385  SH       SOLE                4,528,385
Genworth Financial, Inc.         COM   37247D106    $118,137   3,533,860  SH       SOLE                3,533,860
SPDR Trust Series 1              COM   78462F103    $542,783   4,180,722  SH       SOLE               4,180,722